UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                         811-7512

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
- Dreyfus Worldwide Growth Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	01/31/10

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Growth Fund
January 31, 2010 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--12.3%
Christian Dior	230,000	23,281,062
LVMH Moet Hennessy Louis Vuitton	29,775	3,256,591
McDonald's	207,800	12,972,954
McGraw-Hill	140,000	4,963,000
News, Cl. A	666,400	8,403,304
		52,876,911
Consumer Staples--41.1%
Altria Group	552,500	10,972,650
Coca-Cola	403,100	21,868,175
Diageo, ADR	165,000	11,086,350
Fomento Economico Mexicano, ADR	15,000	632,400
DANONE, ADR	1,075,000	12,265,750
L'Oreal, ADR	1,130,000	23,730,000
Nestle, ADR	495,000	23,517,450
PepsiCo	168,175	10,026,594
Philip Morris International	552,500	25,144,275
Procter & Gamble	330,000	20,311,500
Walgreen	468,000	16,871,400
		176,426,544
Energy--19.6%
Chevron	263,800	19,025,256
ConocoPhillips	15,000	720,000
Exxon Mobil	411,008	26,481,245
Royal Dutch Shell, ADR	147,000	8,142,330
Statoil, ADR	400,068	8,945,520
Total, ADR	363,016	20,906,091
		84,220,442
Financial--3.4%
Assicurazioni Generali	14,549	343,396
Eurazeo	69,669	5,043,912

HSBC Holdings, ADR	85,666	4,583,988
JPMorgan Chase & Co.	65,100	2,534,994
Zurich Financial Services	10,100	2,140,174
		14,646,464
Health Care--13.4%
Abbott Laboratories	200,300	10,603,882
Becton, Dickinson & Co.	20,000	1,507,400
Johnson & Johnson	228,525	14,365,081
Novartis, ADR	26,000	1,391,780
Novo Nordisk, ADR	50,000	3,371,500
Roche Holding, ADR	631,000	26,470,450
		57,710,093
Industrial--1.8%
General Dynamics	10,000	668,500
General Electric	116,072	1,866,438
United Technologies	77,000	5,195,960
		7,730,898
Information Technology--4.1%
Apple	16,000 a	3,073,920
Intel	570,941	11,076,255
Microsoft	120,000	3,381,600
		17,531,775
Materials--3.3%
Air Liquide, ADR	666,059	14,073,827
Total Common Stocks
(cost $236,572,161)		425,216,954

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,525,000)	1,525,000 [b]	1,525,000

Total Investments (cost $238,097,161)	99.4%	426,741,954
Cash and Receivables (Net)	.6%	2,375,971
Net Assets	100.0%	429,117,925

ADR--American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $238,097,161.

Net unrealized appreciation on investments was $188,644,793 of which $193,066,319 related to appreciated investment securities and $4,421,526 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	232,034,383	-	-	232,034,383
Equity Securities - Foreign+	159,117,436	34,065,135	-	193,182,571
Mutual Funds	1,525,000	-	-	1,525,000

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)